Information Concerning the Group's Consolidated Operations - Additional Information (Detail)		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 30, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 Agreement
Consolidated operations [line items]
Number of collaboration agreements | Agreement						2
Decrease in financial income and expenses		$ 11,100,000
Increase in net foreign exchange loss		(17,200,000)
Foreign exchange derivatives fair value adjustment		5,800,000
Increase in interest income		$ 300,000
Tax rate		34.43%		34.43%	34.43%
Credits and net operating loss carryforwards		$ (51,640,000)		$ (41,985,000)	$ (37,719,000)
Carryforwards limit that can be offset against future taxable profit, additional percentage of profit exceeding the limit	50.00%	50.00%
Tax loss carry forwards expiration period		Expire after 20 years
Top of Range [Member]
Consolidated operations [line items]
Carryforwards limit that can be offset against future taxable profit	$ 1,000,000	$ 1,000,000
France [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards		36,100,000		30,100,000	29,700,000
United States [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards		15,500,000		11,900,000	8,000,000
US Subsidiaries [Member]
Consolidated operations [line items]
Tax rate	21.00%		34.00%
Calyxt Inc and Cellectis BioResearch Inc [Member]
Consolidated operations [line items]
Revenues from technology licenses		$ 500,000		$ 600,000	$ 49,000
Client A [Member]
Consolidated operations [line items]
Percentage of Revenue		11.00%		37.00%	49.00%
Client B [Member]
Consolidated operations [line items]
Percentage of Revenue		69.00%		57.00%	47.00%